Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income tax receivable	$ 5,967	$ 2,198
Deferred financing costs	3,546	7,595
Other	14,852	4,570
Total other assets	24,365	14,363
Less current portion	(7,110)	(2,198)
Other assets, noncurrent	$ 17,255	$ 12,165